TAX EXPENSE	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
TAX EXPENSE
12 TAX EXPENSE
(a)Analysis of tax credit (expense) for the year

	2020	2019	2018
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(423)	(1,279)	(1,108)
Adjustments in respect of prior years	336	98	(10)
	(87)	(1,181)	(1,118)
Foreign tax:
Current tax on profit for the year	(18)	(58)	(24)
Adjustments in respect of prior years	24	4	—
	6	(54)	(24)
Current tax expense	(81)	(1,235)	(1,142)

Deferred tax:
Current year	508	(110)	(234)
Adjustments in respect of prior years	(290)	58	(1)
Deferred tax credit (expense)	218	(52)	(235)
Tax credit (expense)	137	(1,287)	(1,377)
(b)Factors affecting the tax credit (expense) for the year
The UK corporation tax rate for the year was 19.0 per cent (2019: 19.0 per cent; 2018: 19.0 per cent). An explanation of the relationship between tax credit (expense) and accounting profit is set out below:

	2020	2019	2018
	£m	£m	£m
Profit before tax from continuing operations	1,329	4,123	4,280
UK corporation tax thereon	(253)	(783)	(813)
Impact of surcharge on banking profits	(122)	(377)	(388)
Non-deductible costs: conduct charges	(24)	(283)	(189)
Non-deductible costs: bank levy	(30)	—	—
Other non-deductible costs	(62)	(77)	(74)
Non-taxable income	37	36	25
Tax relief on coupons on other equity instruments	79	53	52
Tax-exempt gains on disposals	—	25	11
Tax losses where no deferred tax recognised	(3)	(7)	(9)
Remeasurement of deferred tax due to rate changes	435	(25)	18
Differences in overseas tax rates	10	(9)	1
Adjustments in respect of prior years	70	160	(11)
Tax credit (expense) on profit from continuing operations	137	(1,287)	(1,377)
In 2020, the Group submitted claims to HMRC to accelerate tax deductions in respect of certain capitalised software enhancement costs incurred in 2018 and 2019. The Group has recognised a net prior year tax impact of £nil in respect of these claims, being a current tax credit of £215 million in respect of the reduced cash tax liability for those years, a deferred tax charge of £261 million in respect of the future amortisation of those costs, plus a deferred tax credit of £46 million in respect of tax losses carried forward. No other items included in the net prior year tax adjustments credit of £70 million were of individual significance.